FINANCIAL INSTRUMENTS - SCHEDULE OF CASH FLOW HEDGES INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - Designated as Hedging Instrument - Cash Flow Hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures
Amount of gain/ (loss) recognized in OCI on derivative (effective portion)	$ (174)	$ 492	$ 5,515
Cross Currency Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures
Amount of gain/ (loss) recognized in OCI on derivative (effective portion)	$ (4,933)	$ (184)	$ 1,080